Interest in Other Entities (Details) - Schedule of comprehensive income - Gix Ltd [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue	[1]	$ 38,155	$ 12,081
Gross profit	[1]	9,306	3,252
Loss for the period	[1]	(3,153)	(3,153)
Other comprehensive loss	[1]	(652)	(609)
Total comprehensive loss	[1]	$ (1,095)	$ (3,762)

[1]	translated at average exchange rates for the period